Long-Term Prepayments and Other Non-Current Assets (Details)	Dec. 31, 2019 CNY (¥) m²	Jul. 07, 2021 m²	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 20, 2021 USD ($)	Jun. 20, 2021 CNY (¥)
Long Term Prepaymentsand Other Non Current Assets Abstract
Area of land (in Square Meters) | m²	126	74
Right of use for land | ¥	¥ 80,000,000
Prepaid			$ 1,547,964	¥ 10,000,000	$ 1,931,107	¥ 12,000,000